Stock Option Plan - Summary of Incentive Stock Options Outstanding (Detail) (Incentive Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified						12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Exercise Price 0.35 [Member]	Jun. 30, 2013 Exercise Price 3.50 [Member]	Jun. 30, 2012 Exercise Price 3.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Incentive stock options outstanding, Exercise Price	$ 4.56	$ 1.18	$ 1.18	$ 3.50	$ 3.85	$ 0.35	$ 3.50
Incentive stock options outstanding, Number	719	262	261	69	69	193	69	69
Incentive stock options outstanding, Weighted Average Contractual Life Remaining						9 years 6 months 11 days	4 years 5 months 27 days	5 years 5 months 27 days